INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 81,734	$ 60,855
Work in process	146,840	133,144
Finished goods	5,938	5,127
Inventory, net, total	234,512	199,126
Aggregate inventory write-downs	$ 2,775	$ 1,946